ALLEGHANY FUNDS
                      Alleghany/Chicago Trust Balanced Fund
                                (Class I Shares)

                         Supplement dated July 12, 1999
               to Prospectus (Class I Shares) dated July 12, 1999


Sales of shares of Alleghany/Chicago Trust Balanced Fund have been postponed indefinitely, and therefore will not be available to investors until further notice.











                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
       WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.





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                                 ALLEGHANY FUNDS
                      Alleghany/Chicago Trust Balanced Fund
                                (Class I Shares)

                         Supplement dated July 12, 1999
           to Statement of Additional Information dated March 1, 1999, as amended July 12, 1999


Sales of shares of Alleghany/Chicago Trust Balanced Fund (Class I shares) have been postponed indefinitely, and therefore will not be available to investors until further notice.















                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
       WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.